Investments accounted for using equity method	12 Months Ended
Dec. 31, 2019
Disclosure of investments accounted for using equity method [Abstract]
Disclosure of investments accounted for using equity method [text block]
Note 16 Investments accounted for using equity method

Joint ventures and Associates

As of
December 31, 2019 and 2018
, the Company recorded investments qualifying as joint venture and associates.

The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2019	As of December 31, 2018
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50,00	8,607,390	7,327,949
Foods Compañía de Alimentos CCU S.A. (1)	50,00	1,709,803	12,012,276
Central Cervecera de Colombia S.A.S.	50,00	25,334,386	40,681,482
Zona Franca Central Cervecera S.A.S.	50,00	99,278,045	80,766,534
Total joint ventures		134,929,624	140,788,241
Other companies		1,168,438	1,229,540
Total associated		1,168,438	1,229,540
Total		136,098,062	142,017,781

(1)	See Note 16 – Investments accounted for using equity method, number (2) .

The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Total	1,894,770	1,894,770

The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Cervecería Austral S.A.	1,930,395	1,638,811	952,235
Foods Compañía de Alimentos CCU S.A.	897,526	792,376	165,905
Central Cervecera de Colombia S.A.S.	(18,755,448)	(11,804,950)	(8,646,651)
Zona Franca Central Cervecera S.A.S.	(562,416)	(391,465)	87,583
Total joint ventures	(16,489,943)	(9,765,228)	(7,440,928)
Bebidas Bolivianas BBO S.A. (1)	-	(921,812)	(1,459,916)
Other companies (2)	58,184	(128,480)	(13,253)
Total associated	58,184	(1,050,292)	(1,473,169)
Total	(16,431,759)	(10,815,520)	(8,914,097)
(1)

See
Note 15 – Business combinations, letter a)
.
(2)

See
Note 15 – Business combinations, letter b)
.

Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Balance at the beginning of year	142,017,781	99,270,280
Other payments to acquire interests in joint ventures	13,549,638	59,505,559
Participation in the joint ventures and associates (loss)	(16,431,759)	(10,815,520)
Capital decrease (1)	(11,200,000)	-
Dividends received	(614,591)	(423,994)
Business combinations (2)	(241,885)	(14,144,241)
Others	9,018,878	8,625,697
Total	136,098,062	142,017,781

(1)

See
Note 16 – Investments accounted for using equity method, number (2).
(2)

See
Note 15 – Business combinations.

Significant matters regarding investments accounted for using the equity method are detailed as follows:

(1) Cervecería Austral S.A.

A closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.

(2)
Foods Compañía de Alimentos CCU S.A.
(Foods)

Foods, is a closed stock company that participated in the business of snacks and foods in Chile. At the end of 2015, Foods sold the Calaf and Natur brands to Empresas Carozzi S.A. In addition Foods was the main shareholder of Alimentos Nutrabien S.A. and owned the Nutra Bien brand. On December 17, 2018, Foods and subsidiary CCU Inversiones S.A. sold 100% of the shares of Alimentos Nutrabien S.A. to Ideal S.A.

On November 18, 2019 at the Ordinary Shareholders Meeting, it was agreed to decrease the capital of the company by an amount of ThCh$ 22,400,000, leaving a final capital of ThCh$ $ 12,144,358. This decrease was paid in proportion to the number of shares held by each shareholder as of the date of said Meeting.

(3) Central Cervecera de Colombia S.A.S.
and Zona Franca Central Cervecera S.A.S.

On November 10, 2014, CCU, directly and through its subsidiaries CCU Inversiones II Limitada, and Grupo Postobón have established a joint arrangements through a company named Central Cervecera de Colombia S.A.S. (the "Company"), in which CCU and Grupo Postobón participate as equal shareholders. The purpose of this Company is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products).

Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Inversiones ll Limitada, acquired 50% of the shares of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreements and that qualifies as a joint operations, in which CCU and Grupo Postobón participate as equal shareholders. The amount of this transaction was US$ 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free trade zones; manufacturing and selling products of its own brands and through licenses to CCC. CCC markets these products.

For the purposes above, previous associations involves the construction of a beer production plant, with an annual total capacity of 3,000,000 hectoliters.

The Parties will also invest in CCC and ZF CC an approximate amount of US$ 200,000,000 in equal parts, following a gradual investment plan agreed by the parties.

As of December 31, 2019 and 2018, the total amount contributed to CCC and ZF CC was US$ 255,734,458 (equivalents to ThCh$ 166,698,958) and US$ 236,857,949 (equivalents to ThCh$ 153,149,320), respectively.

The Company does not have any contingent liabilities related to joint ventures and associates as D ecember 31, 2019
.

As of December 31, 2019 and 2018, the significant items of the financial statements of 100% of joint ventures and associates are summarized as follows:

	Joint ventures	Joint ventures
	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Assets and Liabilities
Current assets	135,905,220	206,761,242
Non-current assets	319,779,443	246,997,507
Current liabilities	122,826,437	172,143,127
Non-current liabilities	65,850,124	2,893,856

	Joint ventures			Associates
	For the years ended as of December 31,
	2019	2018	2017	2017
	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	124,808,755	70,296,729	57,417,288	19,760,918
Operating result	(42,670,725)	(21,173,985)	(18,606,383)	(4,086,973)
Net income for year	(31,752,130)	(19,886,274)	(14,352,788)	(4,462,733)
Other comprehensive income	(49,363,608)	(24,720,721)	(27,052,015)	(5,761,515)
Depreciation and amortization	(752,201)	(2,656,715)	(2,618,567)	(2,818,923)